Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Voyage revenues	$ 68,296	$ 85,684	$ 106,912
Management fee income (Note 3)	1,598	478	153
Total revenues	69,894	86,162	107,065
Expenses
Voyage expenses (Note 18)	7,549	19,598	22,429
Vessel operating expenses (Note 18)	27,087	27,832	25,247
Dry docking expenses	3,519	5,663	3,096
Depreciation	16,061	33,045	50,224
Management fees	0	0	54
Loss/(gain) on derivative instruments, net (Note 19)	(91)	(41)	390
General and administrative expenses	9,910	9,320	12,455
Bad debt expense (Note 17a)	0	0	3,139
Vessel impairment loss (Note 5 and Note 19)	0	303,219	62,020
Gain on time charter agreement termination (Note 8)	0	(6,454)	(2,010)
Other operational loss (Note 12)	1,125	1,226	4,050
Other operational gain (Note 11)	(3,787)	(3,507)	(9,260)
Loss on sale of vessel (Note 5)	87	3,190	0
Total Operating Expenses	61,460	393,091	171,834
Operating (loss) / income	8,434	(306,929)	(64,769)
Other Income / (Expenses):
Interest and finance costs (Note 9)	(6,814)	(7,838)	(5,227)
Interest and other income	230	246	744
Loss on debt extinguishment (Note 9)	0	0	(307)
Total other expenses, net	(6,584)	(7,592)	(4,790)
Net (loss) / income	$ 1,850	$ (314,521)	$ (69,559)
(Loss) / Earning per share, basic and diluted (Note 13)	$ 0.13	$ (58.32)	$ (14.69)
Weighted average number of shares outstanding, basic (Note 13)	14,051,344	5,393,131	4,736,485
Weighted average number of shares outstanding, diluted (Note 13)	14,116,389	5,393,131	4,736,485